Goodwill and intangible assets - Key assumptions in VIU calculation (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jul. 01, 2019	Dec. 31, 2018	Jul. 01, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 20,163		$ 24,357
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	5,590		$ 12,986
Europe | RBWM | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 3,464	$ 3,496		$ 3,565
Discount rate	8.30%	8.30%		8.10%
Nominal growth rate beyond initial cash flow projections	1.70%	3.20%		3.80%